Investments (Consolidated Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Accrued investment income relating to variable interest entities	$ 542	$ 575
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	2,251	3,350
Other liabilities relating to variable interest entities	6,776	6,547
Consolidated securitization entities [Member]
Assets:
Mortgage loans, at estimated fair value, relating to variable interest entities	1,598	2,666
Accrued investment income relating to variable interest entities	9	13
Total Assets	1,607	2,679
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	1,461	2,559
Other liabilities relating to variable interest entities	7	13
Total Liabilities	$ 1,468	$ 2,572